Share-based Compensation (Tables) - 2019 Incentive Plan	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value assumptions on options

	For the year ended December 31,
	2020	2021	2022
Expected volatility	50.22%	49.29%-50.47%	51.97%
Expected dividend yield	—	—	—
Contractual term (in year)	10	10	10
Risk-free interest rate	1.66%	1.38%-1.45%	3.57%

Summary of stock option activity under the 2019 Incentive Plan

		Weighted		Weighted average
		average exercise	Aggregate intrinsic	remaining
	Number of	price US$ per	value	contractual
	shares	share	US$	years
Outstanding at December 31, 2019	126,402,925	0.0001	37,352,064	9.68
Granted during the year	5,125,000	0.0001	—	—
Exercised during the year	(36,613,500)	0.0001	—	—
Forfeited / Cancelled during the year	(6,674,341)	0.0001	—	—
Outstanding at December 31, 2020	88,240,084	0.0001	9,847,593	8.77
Granted during the year	32,765,413	0.0001	—	—
Exercised during the year	(18,031,675)	0.0001	—	—
Forfeited / Cancelled during the year	(8,143,392)	0.0001	—	—
Outstanding at December 31, 2021	94,830,430	0.0001	4,324,268	8.44
Granted during the year	3,167,881	0.0001	—	—
Exercised during the year	(2,107,600)	0.0001	—	—
Forfeited during the year	(1,861,733)	0.0001	—	—
Outstanding at December 31, 2022	94,028,978	0.0001	3,881,516	7.53
Exercisable at December 31, 2022	64,686,080